Intangible Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Intangible Liabilities
INTANGIBLE LIABILITIES

NEP’s intangible liability is the result of a 2012 acquisition that resulted in St. Clair assuming liabilities for the acquired RESOP contracts. The acquired value represents the fair value of the RESOP contracts, which were out-of-the-money contracts, at the acquisition date. The recorded intangible liabilities are amortized to operating revenues through February 2032, according to the cash flow benefits or detriments associated with the contracts as determined at acquisition. The liabilities as of December 31, 2014 and 2013 were approximately $7 million and $8 million, respectively and are included in other non-current liabilities on the accompanying consolidated balance sheets. NEP recorded approximately $1 million of amortization for each of the years ended December 31, 2014 and 2013. Estimated amortization over the next five years is approximately $1 million in each year.